TOML Acquisition (Details) - DeepGreen Metals Inc. [Member]	1 Months Ended								3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) m²	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Feb. 26, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 26, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) m² $ / shares	Dec. 31, 2020 USD ($) m² $ / shares shares	Dec. 31, 2019 USD ($)
TOML Acquisition (Details) [Line Items]
Area covering (in Square Meters) | m²											74,713
Purchase price										$ 32,000,000	$ 32,000,000
Cash payment tranches									$ 250,000		$ 250,000
Common shares of the company (in Shares) | shares				7,777,777					7,777,777		7,777,777
Payment to ISA										$ 60,000	$ 60,000
Common share consideration (in Dollars per share) | $ / shares										$ 3.60	$ 3.60
Regulatory fees										$ 47,375	$ 47,375
Deferred tax liability											$ 10,675,366
Area covering (in Square Meters) | m²	74,713									74,713	74,830
Deferred consideration	$ 250,000	$ 500,000	$ 500,000	$ 500,000	$ 440,000		$ 1,250,000
Two Tranches [Member]
TOML Acquisition (Details) [Line Items]
Cash payments										$ 500,000
Series of Individually Immaterial Business Acquisitions [Member]
TOML Acquisition (Details) [Line Items]
Deferred consideration paid						$ 3,440,000
Series of Individually Immaterial Business Acquisitions [Member] | TOML Group [Member]
TOML Acquisition (Details) [Line Items]
Total purchase price								$ 32,000,000
Business Combination [Member]
TOML Acquisition (Details) [Line Items]
Private placements	$ 28,000,000									$ 28,000,000	$ 28,000,000
Two Tranches [Member]
TOML Acquisition (Details) [Line Items]
Cash payments											$ 500,000